SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue liability			¥ 902,011	¥ 989,572
Restricted cash	¥ 10,095		17,730	255	$ 1,422
Cash, cash equivalents, time deposits and restricted time deposits	227,564		198,633
Impairment of long-lived assets	0
Goodwill Impairment	0
Deferred revenue	1,210,536		1,314,877
Advertising costs	43,480		42,015	77,948
Net revenues	1,375,192	$ 193,692	1,399,844	1,236,273
Contributions to employee benefits	119,548		133,013	133,012
Research and development expenses	¥ 11,654	$ 1,641	20,248	40,311
Number of operating segments | segment	2	2
Grant
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	¥ 724		5,303	¥ 1,293
PRC | RMB Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	220,864		195,774
PRC | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	360		354
Hong Kong | RMB Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	114		797
Hong Kong | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	4,519		574
Hong Kong | HK Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	48		37
US | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	255		251
Taiwan | TWD Denominated Bank Deposit
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	2
Canada | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits			2
Canada | CAD denominated bank deposits with financial institutions in HK SAR
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	¥ 1,402		¥ 844
Furniture
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years				5 years
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business and Value Added Taxes	1.00%	1.00%
Contributions to employee benefits, percentage of salary	16.30%	16.30%
Minimum | Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	3 years				3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business and Value Added Taxes	13.00%	13.00%
Contributions to employee benefits, percentage of salary	26.50%	26.50%
Maximum | Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years				5 years